Operating lease liabilities	12 Months Ended
Dec. 31, 2024
Operating lease liabilities
Operating lease liabilities

15. Operating lease liabilities

The Group generally enters into lease agreements for office premise, warehouses and stores. The Group generally do not have renewal options nor termination options and the lease agreements do not contain any material residual value guarantees or material restrictive covenants. Most of the lease payments under E-commerce segment are fixed. The lease payments under Brand Management segment are typically payable in one of three ways: (i) fixed rental; (ii) the higher of a fixed base rental or a percentage of the store’s sale; or (iii) a percentage of the store’s sale.

The following table discloses the weighted-average remaining lease term and weighted-average discount rate for the Group’s leases:

	Year ended December 31,
Lease Term and Discount Rate	2023		2024
Weighted-average remaining lease term:
- Operating leases	4.63	years	4.30	years
Weighted-average discount rate:
- Operating leases	6.32%		6.13%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Operating lease
RMB
2025	286,771
2026	229,067
2027	146,028
2028	95,062
2029	83,675
Thereafter	122,220
Total lease commitment	962,823

Less: imputed interest	(121,881)

Total operating lease liabilities	840,942
Less: current operating lease liabilities	(243,137)

Long-term operating lease liabilities	597,805

As of December 31, 2024, the future lease payments for short-term operating leases that are not capitalized as right-of-use assets were RMB6,364.

Supplemental cash flow information related to leases for the year ended December 31, 2023 and 2024 is as follows:

	For Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cash paid for amounts included in measurement of liabilities:

Operating cash flows from operating leases	371,295	432,477	362,289
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	54,036	429,788	122,728

During the three years ended December 31, 2022, 2023 and 2024, the Group incurred operating lease costs of RMB367,605, RMB447,126 and RMB734,042 (excluding RMB34,525 for short-term leases not capitalized as right-of-use assets), respectively. During the three years ended December 31, 2022, 2023 and 2024, the Group incurred variable lease costs expenses of nil, RMB20,276 and RMB16,361, respectively.